STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)												1 Months Ended	12 Months Ended
	Nov. 26, 2018	May 15, 2018	Apr. 24, 2018	Apr. 19, 2018	Apr. 02, 2018	Aug. 24, 2017	Jul. 19, 2017	Jul. 14, 2017	Jul. 13, 2017	Dec. 06, 2016	Sep. 22, 2016	Jul. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Apr. 04, 2018	Aug. 21, 2017	Sep. 30, 2016	Apr. 05, 2016	Mar. 26, 2013	Dec. 10, 2012	Mar. 22, 2012	Aug. 03, 2006
Common stock authorized													250,000,000	500,000,000
Common stock outstanding													7,407,254	4,299,311
Number of options outstanding													803,937	554,083			223,120
Common stock exercise price (in dollars per share)													$ 10.13	$ 16.14			$ 50.98
Number of stock options granted													468,000	334,000
Total unrecognized stock-based compensation													$ 185,537	$ 1,066,773
Number of vested shares													531,604	249,284
Number of unvested shares													272,333	304,799
Gross cash proceeds													$ 930,435	$ 2,981,300
Shares issued price per share (in dollars per share)														$ 5.90
Restricted Stock [Member]
Number of equity instruments other than options outstanding													406,564	222,750			143,750
Total unrecognized stock-based compensation													$ 59,028	$ 205,858
Number of shares granted under the plan													183,814	79,000
Stock Option [Member]
Total unrecognized stock-based compensation													$ 126,509	$ 860,915
2006 Stock Incentive Plan [Member]
Common stock outstanding													1,445
Number of shares reserved for future issuance																						3,339
Omnibus Incentive Compensation Plan 2012 [Member]
Common stock purchase price (in dollars per share)																$ 0.001
Common stock authorized																975,000
Weighted exercise price of awarded shares (in dollars per share)													$ 4.39
Number of options outstanding													802,492
Number of options authorized																		200,000	75,000	27,500	1,667
Number of authorized shares available for grant previously																885,781
Number of authorized shares available for grant																1,570,248
Maximum number of shares granted to individual																150,000
Description of plan terms	The holders of the Company's common and preferred stock voted to (i) amend the 2012 Plan to eliminate the annual individual award limits under the 2012 Plan and (ii) amend 2012 Plan to increase: (a) the total number of shares of common stock, par value $0.001 per share (“Common Stock”), available for grant under the 2012 Plan (subject to the overall limits described in clause (b) below) from 1,500,000 shares to an aggregate of 2,250,000 shares and (b) the aggregate limitation on authorized shares available for grant under the 2012 Plan, following any increases pursuant to the evergreen provision (the “Evergreen Provision”), from 2,200,000 shares to 2,950,000 shares.										on January 1st of each year through 2022, automatically increases the number of shares subject to the 2012 Plan by the lesser of: (a) a number equal to 10% of the shares of Common Stock authorized under the 2012 Plan as of the preceding December 31st, or (b) an amount, or no amount, as determined by the Board, but in no event may the number of shares of Common Stock authorized under the 2012 Plan exceed 885,781 and (iii) increase the annual individual award limits under the 2012 Plan to 100,000 shares of Common Stock, subject to adjustment in accordance with the 2012 Plan. Per the above mentioned “evergreen” provision, an additional 50,000 shares were automatically allocated for distribution under the 2012 Plan as of January 1, 2017.
Omnibus Incentive Compensation Plan 2012 [Member] | Restricted Stock [Member]
Number of shares reserved for future issuance													290,944
Number of equity instruments other than options outstanding													406,564
Warrant [Member] | Pro-Rate Option [Member]
Number of common stock issued									2,539,061
Warrant exercise price (in dollars per share)									$ 5.25
Number of each warrant called									1
Warrant [Member] | Public Offering [Member]
Number of common stock issued							134,000					1,675,000
Common Stock [Member]
Number of common stock issued													183,814
Common Stock [Member] | Public Offering [Member]
Number of common stock issued												1,675,000
Maximum [Member] | 2006 Stock Incentive Plan [Member]
Common stock exercise price (in dollars per share)																						$ 3,300
Maximum [Member] | Omnibus Incentive Compensation Plan 2012 [Member]
Common stock exercise price (in dollars per share)													$ 600
Minimum [Member] | 2006 Stock Incentive Plan [Member]
Common stock exercise price (in dollars per share)																						$ 2,400
Minimum [Member] | Omnibus Incentive Compensation Plan 2012 [Member]
Common stock exercise price (in dollars per share)													$ 1.55
Underwriters [Member] | Warrant [Member] | 45-day Option Over-Allotment Option [Member]
Number of common stock issued						213,800
Mr. Robin L. Smith, M.D [Member] | 2012 Plan [Member]
Number of options outstanding															75,000
Common stock exercise price (in dollars per share)															$ 1.55
Second Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member]
Number of common shares purchased		10,000,000
Agreement term		30 months
Common stock purchase price (in dollars per share)		$ 0.50
Description of purchase notice		Amount equal to 50,000 shares, and the closing sale price of its Common Stock is equal to or greater than $0.50 per share, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of stock equal to up to 30% of the aggregate shares of Common Stock traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of shares the Company may determine. The purchase price per share pursuant to such VWAP Purchase Notice is generally 95% of the volume-weighted average price for Common Stock traded on its principal market on the VWAP Purchase Date.
Number of common stock issued													884,671
Proceeds from issuance of private placement													$ 1,900,000
Second Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member] | Commitment Shares [Member]
Number of common shares purchased		2,500,000
Second Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member] | Maximum [Member]
Number of shares sold per day		50,000
First Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member]
Number of common shares purchased										10,000,000			1,180,000
Agreement term										30 months
Common stock purchase price (in dollars per share)										$ 0.50			$ 2.00
Description of purchase notice										Amount equal to 50,000 shares, and the closing sale price of its Common Stock is equal to or greater than $0.50 per share, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of stock equal to up to 30% of the aggregate shares of Common Stock traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of shares the Company may determine. The purchase price per share pursuant to such VWAP Purchase Notice is generally 95% of the volume-weighted average price for Common Stock traded on its principal market on the VWAP Purchase Date.
Gross cash proceeds													$ 2,400,000
First Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member] | Maximum [Member]
Number of shares sold per day										50,000
Chairman Services Agreement [Member] | Mr. Robin L. Smith, M.D [Member]
Annual cash fee			$ 300,000										250,000
Chairman Services Agreement [Member] | Mr. Robin L. Smith, M.D [Member] | Stock Option [Member]
Expiration period								10 years
Chairman Services Agreement [Member] | Mr. Robin L. Smith, M.D [Member] | Omnibus Incentive Compensation Plan 2012 [Member] | Restricted Stock [Member]
Number of shares granted under the plan								25,000
Chairman Services Agreement [Member] | Mr. Robin L. Smith, M.D [Member] | Omnibus Incentive Compensation Plan 2012 [Member] | Stock Option [Member]
Number of stock options granted								75,000
Number of option to purchase granted annual award limits								50,000
Employment Agreement [Member] | Mr. George C. Carpenter, IV [Member]
Annual cash fee				$ 270,000									206,250
Employment Agreement [Member] | Mr. George C. Carpenter, IV [Member] | 2012 Plan [Member] | Restricted Stock [Member]
Number of stock options granted				34,380
Advisory Agreement [Member] | Maxim Group LLC [Member]
Description of compensation under the agreement					The agreement was 100,000 shares of the Company's Common Stock, payable in one payment of 50,000 shares of Common Stock and five monthly payments of 10,000 shares of Common Stock from April through August 2018.
Advisory Agreement [Member] | Maxim Group LLC [Member] | General and Administrative [Member]
Compensation expense													$ 162,300